Equity (Tables)	12 Months Ended
Dec. 31, 2020
Equity
Distribution of profit

The proposed distribution of profit of the Parent Grifols, S.A. for the years ended 31 December 2020, and the distribution of profit approved for 2019, presented at the general meeting held on 8 October 2020, is as follows:

	Thousands of Euros
	31/12/2020	31/12/2019
Voluntary reserve	62,134	1,380,207
Dividends	2,614	250,058
Profit of the Parent	64,748	1,630,265

Likewise, the Parent Company will propose a distribution of dividends charged to voluntary reserves for an amount of Euros 247,520 thousand.

The following dividends were paid in 2019:

	31/12/2019
	% of par value	Euros per share	Thousands of Euros
Ordinary shares	58%	0.15	61,850
Non-voting shares	290%	0.15	37,448
Non-voting shares (preferred dividend)	20%	0.01	2,614

Total dividends paid			101,912

	31/12/2019
	% of par value	Euros per share	Thousands of Euros
Ordinary shares (interim dividend)	80%	0.20	85,226
Non-voting shares (interim dividend)	400%	0.20	51,602

Total interim dividends paid			136,828

The following dividends were paid in 2020:

	31/12/2020
	% of par value	Euros per share	Thousands of Euros
Ordinary shares	65%	0.16	68,859
Non-voting shares	323%	0.16	41,757
Non-voting shares (preferred dividend)	20%	0.01	2,614

Total dividends paid			113,230

Share capital
Equity
Movement in outstanding shares

Movement in outstanding shares during 2019 is as follows:

	Class A shares	Class B shares

Balance at 1 January 2019	426,129,798	257,606,659
(Acquisition) / disposal of treasury stock (note 16 (d))	—	403,399
Balance at 31 December 2019	426,129,798	258,010,058

Movement in outstanding shares during 2020 is as follows:

	Class A shares	Class B shares

Balance at 1 January 2020	426,129,798	258,010,058
(Acquisition) / disposal of treasury stock (note 16 (d))	—	402,888
Balance at 31 December 2020	426,129,798	258,412,946

Treasury stock
Equity
Movement in outstanding shares

Movement in Class B treasury stock during 2019 was as follows:

	No. of Class B Shares	Thousands of Euros
Balance at 1 January 2019	3,818,451	55,441

Disposal Class B shares	(403,399)	(5,857)

Balance at 31 December 2019	3,415,052	49,584

Movement in Class B treasury stock during 2020 is as follows:

	No. of Class B shares	Thousands of Euros
Balance at 1 January 2020	3,415,052	49,584

Disposal Class B shares	(402,888)	(5,850)

Balance at 31 December 2020	3,012,164	43,734